RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Restricted Cash And Short Term Investments [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS
7.	RESTRICTED CASH AND SHORT-TERM INVESTMENTS

	December 31, 2018	December 31, 2017
Short-term investment - GIC (i)	$63,023,908	$201,538
Restricted cash - GIC held as collateral (ii)	100,000	100,765
Total restricted cash and short-term investments	$63,123,908	$302,303

(i)	The investment is a one-year GIC, redeemable every 30 days, held with a large Canadian financial institution at fixed interest rate of 1.6%. The GIC is redeemable without penalty after 30 days.

(ii)	The Company has a letter of credit with a large Canadian financial institution for $100,000. A one-year GIC for $100,000 is held on collateral. The letter of credit has a one-year expiry from the date of issue and an automatic annual extension with 30 days’ notice. The letter of credit is required as a covenant to the building lease agreement in the event of a default in lease payments.